Income tax and social contributions - Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax and social contributions
Loss before income tax and social contribution	$ (31,527)	$ (127,210)
Statutory tax rate	27.00%	27.00%
Tax benefits at statutory rate	$ 8,512	$ 34,347
Impact of foreign income tax rate differential	(2,294)	(1,825)
Exclusion of Canadian tax credits	(17,362)	(30,326)
Tax losses carryforward from previous years	4,324
Other	101	(2,196)
Current and deferred income tax and social contribution	$ (6,719)
Effective tax rate	(21.31%)
Tax loss carryforward	$ 15,371	$ 12,884